CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]		Additional Paid-in Capital [Member]		Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019	$ 74		$ 120,737		$ 15	$ 193,713	$ 314,539
Balance, shares at Dec. 31, 2019	28,005,617
Issuance of shares upon exercise of options		[1]	367		0	0	367
Issuance of shares upon exercise of options, shares	302,730
Issuance of shares upon vesting of RSU		[1]		[1]	0	0	0
Issuance of shares upon vesting of RSU, shares	119,281
Share based compensation	$ 0		6,949		0	0	6,949
Equity component of convertible senior notes, net of issuance costs and tax	0		13,770		0	0	13,770
Share repurchase at cost		[1]	(12,549)		0	0	(12,549)
Share repurchase at cost, shares	(250,766)
Other comprehensive loss	$ 0		0		555	0	555
Net income	0		0		0	47,907	47,907
Balance at Dec. 31, 2020	$ 74		129,274		570	241,620	371,538
Balance, shares at Dec. 31, 2020	28,176,862
Issuance of shares upon exercise of options		[1]	11		0	0	11
Issuance of shares upon exercise of options, shares	236,652
Issuance of shares upon vesting of RSU		[1]		[1]	0	0	0
Issuance of shares upon vesting of RSU, shares	165,530
Share based compensation	$ 0		10,488		0	0	10,488
Elimination of the par value of the Ordinary shares	(74)		74		0	0	0
Other comprehensive loss	0		0		(1,384)	0	(1,384)
Net income	0		0		0	93,101	93,101
Balance at Dec. 31, 2021	$ 0		139,847		(814)	334,721	$ 473,754
Balance, shares at Dec. 31, 2021	28,579,044						28,579,044
ASU 2020-06 adoption	$ 0		(13,770)		0	3,139	$ (10,631)
Issuance of shares upon exercise of options			90		0	0	$ 90
Issuance of shares upon exercise of options, shares	161,416						161,416
Issuance of shares upon vesting of RSU	$ 0		0		0	0	$ 0
Issuance of shares upon vesting of RSU, shares	191,494
Share based compensation	$ 0		16,647		0		16,647
Share repurchase at cost	$ 0		(21,416)		0	0	(21,416)
Share repurchase at cost, shares	(253,478)
Other comprehensive loss	$ 0		0		(11,694)	0	(11,694)
Net income	0		0		0	140,213	140,213
Balance at Dec. 31, 2022	$ 0		$ 121,398		$ (12,508)	$ 478,073	$ 586,963
Balance, shares at Dec. 31, 2022	28,678,476						28,678,476

[1]	Less than $1.